Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019
Summary of Significant Accounting Policies (Details Narrative)
Ownership percentage		50.00%	50.00%
Investment in joint venture		$ 150,000
Amortization of debt discount	200,000
Debt discount	$ 200,000